Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling shareholders of subsidiaries
Sales	$ 204,890	$ 214,109	$ 241,203
Interest expense	1,030	1,009	1,455
Dividend declared		2,564	1,594
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	41,410	40,176
Other payables, accruals and advance receipts	81,624	56,327
Other non-current liabilities	5,960	2,401
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	27,343	19,981	13,307
Purchases	13,380	15,568	21,236
Interest expense		62	66
Dividend declared		2,564	$ 1,594
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	5,228	5,070
Accounts payable	4,363	4,960
Non-controlling shareholders of subsidiaries | Dividend payable
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts		1,282
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries
Other non-current liabilities	$ 579	$ 579